RELATED PARTY TRANSACTIONS - Compensation Of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of related party transactions [Abstract]
Salaries, termination and other short-term employee benefits	$ 8.7	$ 7.6
Post-employment benefits – defined benefit plans	3.8	4.4
Share-based payments expense	4.4	1.7
Key management personnel compensation	16.9	13.7
Compensation earned by non-employee directors	$ 3.3	$ 2.9